Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key	0001177017
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000220706
Shareholder Report [Line Items]
Fund Name	Retirement 2065 Fund
Class Name	Investor Class
Trading Symbol	TRSJX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Retirement 2065 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2065 Fund - Investor Class	$67	0.64%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Compared with the style-specific S&P Target Date 2065+ Index, glide path effect contributed to results for the trailing one-year period. Despite volatility later in the period, global equity and fixed income markets advanced for the year amid optimism surrounding central bank interest rate cuts and solid corporate earnings, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, our diversified U.S. mid-cap equity structure added value, as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation.

  Conversely, a leading detractor from relative results was security selection within the US Mid-cap Growth Equity Strategy, which trailed its benchmark. The fund’s smaller allocation to U.S. large-cap equities versus small- and mid-cap equities compared with the benchmark also detracted.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Investor Class	Regulatory Benchmark	Strategy Benchmark
10/13/20	10,000	10,000	10,000
11/30/20	10,590	10,446	10,536
2/28/21	11,507	11,207	11,301
5/31/21	12,479	12,263	12,252
8/31/21	13,015	13,142	12,700
11/30/21	12,722	13,198	12,495
2/28/22	12,106	12,585	12,149
5/31/22	11,269	11,811	11,516
8/31/22	10,662	11,397	10,936
11/30/22	11,081	11,772	11,323
2/28/23	11,027	11,569	11,401
5/31/23	11,299	12,052	11,602
8/31/23	12,058	13,079	12,331
11/30/23	12,167	13,256	12,449
2/29/24	13,389	14,878	13,614
5/31/24	13,936	15,376	14,095
8/31/24	14,706	16,498	14,972
11/30/24	15,219	17,828	15,462
2/28/25	15,085	17,487	15,406
5/31/25	15,278	17,393	15,755

Average Annual Return [Table Text Block]
	1 Year	Since Inception 10/13/20
Retirement 2065 Fund (Investor Class)	9.63%	9.58%
Russell 3000 Index (Regulatory Benchmark)	13.12	12.69
S&P Target Date 2065+ Index (Strategy Benchmark)	11.78	10.31

Performance Inception Date	Oct. 13, 2020
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 1,250,995,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 5,226,000
InvestmentCompanyPortfolioTurnover	9.30%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$1,250,995 Number of Portfolio Holdings22
Holdings [Text Block]
Domestic Equity Funds	68.5%
International Equity Funds	29.0
Domestic Bond Funds	0.7
International Bond Funds	0.2
Short-Term and Other	1.6

Largest Holdings [Text Block]
T. Rowe Price Value Fund	15.6%
T. Rowe Price Growth Stock Fund	14.9
T. Rowe Price U.S. Large-Cap Core Fund	10.3
T. Rowe Price Equity Index 500 Fund	9.5
T. Rowe Price International Value Equity Fund	8.8
T. Rowe Price Overseas Stock Fund	7.8
T. Rowe Price International Stock Fund	7.0
T. Rowe Price Real Assets Fund	6.4
T. Rowe Price Mid-Cap Growth Fund	3.6
T. Rowe Price Mid-Cap Value Fund	3.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000220704
Shareholder Report [Line Items]
Fund Name	Retirement 2065 Fund
Class Name	Advisor Class
Trading Symbol	PASUX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Retirement 2065 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2065 Fund - Advisor Class	$93	0.89%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Compared with the style-specific S&P Target Date 2065+ Index, glide path effect contributed to results for the trailing one-year period. Despite volatility later in the period, global equity and fixed income markets advanced for the year amid optimism surrounding central bank interest rate cuts and solid corporate earnings, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, our diversified U.S. mid-cap equity structure added value, as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation.

  Conversely, a leading detractor from relative results was security selection within the US Mid-cap Growth Equity Strategy, which trailed its benchmark. The fund’s smaller allocation to U.S. large-cap equities versus small- and mid-cap equities compared with the benchmark also detracted.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	Regulatory Benchmark	Strategy Benchmark
10/13/20	10,000	10,000	10,000
11/30/20	10,590	10,446	10,536
2/28/21	11,486	11,207	11,301
5/31/21	12,457	12,263	12,252
8/31/21	12,973	13,142	12,700
11/30/21	12,680	13,198	12,495
2/28/22	12,061	12,585	12,149
5/31/22	11,215	11,811	11,516
8/31/22	10,609	11,397	10,936
11/30/22	11,027	11,772	11,323
2/28/23	10,955	11,569	11,401
5/31/23	11,226	12,052	11,602
8/31/23	11,973	13,079	12,331
11/30/23	12,070	13,256	12,449
2/29/24	13,265	14,878	13,614
5/31/24	13,798	15,376	14,095
8/31/24	14,554	16,498	14,972
11/30/24	15,055	17,828	15,462
2/28/25	14,918	17,487	15,406
5/31/25	15,099	17,393	15,755

Average Annual Return [Table Text Block]
	1 Year	Since Inception 10/13/20
Retirement 2065 Fund (Advisor Class)	9.43%	9.30%
Russell 3000 Index (Regulatory Benchmark)	13.12	12.69
S&P Target Date 2065+ Index (Strategy Benchmark)	11.78	10.31

Performance Inception Date	Oct. 13, 2020
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 1,250,995,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 5,226,000
InvestmentCompanyPortfolioTurnover	9.30%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$1,250,995 Number of Portfolio Holdings22
Holdings [Text Block]
Domestic Equity Funds	68.5%
International Equity Funds	29.0
Domestic Bond Funds	0.7
International Bond Funds	0.2
Short-Term and Other	1.6

Largest Holdings [Text Block]
T. Rowe Price Value Fund	15.6%
T. Rowe Price Growth Stock Fund	14.9
T. Rowe Price U.S. Large-Cap Core Fund	10.3
T. Rowe Price Equity Index 500 Fund	9.5
T. Rowe Price International Value Equity Fund	8.8
T. Rowe Price Overseas Stock Fund	7.8
T. Rowe Price International Stock Fund	7.0
T. Rowe Price Real Assets Fund	6.4
T. Rowe Price Mid-Cap Growth Fund	3.6
T. Rowe Price Mid-Cap Value Fund	3.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000220705
Shareholder Report [Line Items]
Fund Name	Retirement 2065 Fund
Class Name	R Class
Trading Symbol	RRSUX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Retirement 2065 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2065 Fund - R Class	$119	1.14%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Compared with the style-specific S&P Target Date 2065+ Index, glide path effect contributed to results for the trailing one-year period. Despite volatility later in the period, global equity and fixed income markets advanced for the year amid optimism surrounding central bank interest rate cuts and solid corporate earnings, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, our diversified U.S. mid-cap equity structure added value, as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation.

  Conversely, a leading detractor from relative results was security selection within the US Mid-cap Growth Equity Strategy, which trailed its benchmark. The fund’s smaller allocation to U.S. large-cap equities versus small- and mid-cap equities compared with the benchmark also detracted.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	R Class	Regulatory Benchmark	Strategy Benchmark
10/13/20	10,000	10,000	10,000
11/30/20	10,580	10,446	10,536
2/28/21	11,476	11,207	11,301
5/31/21	12,437	12,263	12,252
8/31/21	12,942	13,142	12,700
11/30/21	12,639	13,198	12,495
2/28/22	12,017	12,585	12,149
5/31/22	11,173	11,811	11,516
8/31/22	10,558	11,397	10,936
11/30/22	10,964	11,772	11,323
2/28/23	10,891	11,569	11,401
5/31/23	11,149	12,052	11,602
8/31/23	11,882	13,079	12,331
11/30/23	11,979	13,256	12,449
2/29/24	13,157	14,878	13,614
5/31/24	13,677	15,376	14,095
8/31/24	14,417	16,498	14,972
11/30/24	14,903	17,828	15,462
2/28/25	14,755	17,487	15,406
5/31/25	14,924	17,393	15,755

Average Annual Return [Table Text Block]
	1 Year	Since Inception 10/13/20
Retirement 2065 Fund (R Class)	9.12%	9.03%
Russell 3000 Index (Regulatory Benchmark)	13.12	12.69
S&P Target Date 2065+ Index (Strategy Benchmark)	11.78	10.31

Performance Inception Date	Oct. 13, 2020
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 1,250,995,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 5,226,000
InvestmentCompanyPortfolioTurnover	9.30%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$1,250,995 Number of Portfolio Holdings22
Holdings [Text Block]
Domestic Equity Funds	68.5%
International Equity Funds	29.0
Domestic Bond Funds	0.7
International Bond Funds	0.2
Short-Term and Other	1.6

Largest Holdings [Text Block]
T. Rowe Price Value Fund	15.6%
T. Rowe Price Growth Stock Fund	14.9
T. Rowe Price U.S. Large-Cap Core Fund	10.3
T. Rowe Price Equity Index 500 Fund	9.5
T. Rowe Price International Value Equity Fund	8.8
T. Rowe Price Overseas Stock Fund	7.8
T. Rowe Price International Stock Fund	7.0
T. Rowe Price Real Assets Fund	6.4
T. Rowe Price Mid-Cap Growth Fund	3.6
T. Rowe Price Mid-Cap Value Fund	3.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000244832
Shareholder Report [Line Items]
Fund Name	Retirement 2065 Fund
Class Name	I Class
Trading Symbol	TRMOX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Retirement 2065 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2065 Fund - I Class	$48	0.46%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Compared with the style-specific S&P Target Date 2065+ Index, glide path effect contributed to results for the trailing one-year period. Despite volatility later in the period, global equity and fixed income markets advanced for the year amid optimism surrounding central bank interest rate cuts and solid corporate earnings, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, our diversified U.S. mid-cap equity structure added value, as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation.

  Conversely, a leading detractor from relative results was security selection within the US Mid-cap Growth Equity Strategy, which trailed its benchmark. The fund’s smaller allocation to U.S. large-cap equities versus small- and mid-cap equities compared with the benchmark also detracted.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	I Class	Regulatory Benchmark	Strategy Benchmark
11/13/23	500,000	500,000	500,000
11/30/23	519,944	520,373	520,691
2/29/24	572,295	584,038	569,420
5/31/24	596,141	603,581	589,503
8/31/24	629,048	647,631	626,183
11/30/24	651,463	699,825	646,715
2/28/25	646,084	686,440	644,365
5/31/25	654,848	682,760	658,967

Average Annual Return [Table Text Block]
	1 Year	Since Inception 11/13/23
Retirement 2065 Fund (I Class)	9.85%	19.06%
Russell 3000 Index (Regulatory Benchmark)	13.12	22.32
S&P Target Date 2065+ Index (Strategy Benchmark)	11.78	19.54

Performance Inception Date	Nov. 13, 2023
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 1,250,995,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 5,226,000
InvestmentCompanyPortfolioTurnover	9.30%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$1,250,995 Number of Portfolio Holdings22
Holdings [Text Block]
Domestic Equity Funds	68.5%
International Equity Funds	29.0
Domestic Bond Funds	0.7
International Bond Funds	0.2
Short-Term and Other	1.6

Largest Holdings [Text Block]
T. Rowe Price Value Fund	15.6%
T. Rowe Price Growth Stock Fund	14.9
T. Rowe Price U.S. Large-Cap Core Fund	10.3
T. Rowe Price Equity Index 500 Fund	9.5
T. Rowe Price International Value Equity Fund	8.8
T. Rowe Price Overseas Stock Fund	7.8
T. Rowe Price International Stock Fund	7.0
T. Rowe Price Real Assets Fund	6.4
T. Rowe Price Mid-Cap Growth Fund	3.6
T. Rowe Price Mid-Cap Value Fund	3.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless